Schedule of Earning Per Share (Details) - USD ($)	1 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Net income	$ (3,947)	$ (67,824)
Weighted average number of ordinary shares, Basic	1	1
Weighted average number of ordinary shares, Diluted	1	1
Earning per share, Basic	$ (3,947)	$ (67,824)
Earning per share, Diluted	$ (3,947)	$ (67,824)
TALENTEC SDN. BHD. [Member]
Net income		$ 294,968	$ 58,172	$ 58,172	$ 153,227	$ 11,686
Weighted average number of ordinary shares, Basic		580,000	500,000		501,312	500,000
Weighted average number of ordinary shares, Diluted		580,000	500,000		501,312	500,000
Earning per share, Basic		$ 0.51	$ 0.12		$ 0.31	$ 0.02
Earning per share, Diluted		$ 0.51	$ 0.12		$ 0.31	$ 0.02